General and Administrative Expenses (Tables)	6 Months Ended
Jun. 30, 2026
General and Administrative Expenses
Schedule of general and administrative expenses
	Three months ended June 30, 2026	Three months ended June 30, 2025	Six months ended June 30, 2026	Six months ended June 30, 2025
Salaries and benefits	$1,133	$826	$2,344	$1,826
Office and miscellaneous	267	480	960	926
Professional fees	398	240	889	427
Management and consulting fees	133	101	266	348
Investor relations	155	131	313	226
Regulatory and compliance fees	98	58	197	102
Directors’ fees	82	52	170	86
Travel and promotion	33	46	93	79
Depreciation	41	39	83	76
	$2,340	$1,973	$5,315	$4,096